Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Lease cost	¥ 30,491	¥ 34,243
Short-term lease cost	12,156	4,143
Cash paid for the rentals included in the lease liabilities	17,560	22,850
ROU assets obtained in exchange for operating lease liabilities	¥ 22,642	¥ 10,034
Rooftop Spaces
Leases
Lease term	20 years
Minimum | Office and Warehouses
Leases
Lease term	1 year
Maximum | Office and Warehouses
Leases
Lease term	4 years